Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Contributions	$ 1,855,905	$ 6,638,417
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	7,494,094
Withdrawls	$ 567,792